Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 TWD ($)
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 5,700,028
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	300,260
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	329,681
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	348,862
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	387,002
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	423,810
Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 3,910,413